Schedule II - Condensed Financial Information of Parent - Loans to Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	$ 0	$ 0
Parent Issuer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries	211.3	77.0
Interest income, operating	2.0	1.1	8.1
Parent Issuer | Cost of Funds
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, basis spread on variable rate	0.15%
Parent Issuer | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	2.00%
Parent Issuer | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to subsidiary, reciprical interest rate	5.00%
Parent Issuer | ING Alternative Asset Management, LLC | -3.44% Subsidiary Loan, Due 6/30/2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	(3.44%)
Loans to subsidiaries	4.1	6.4
Parent Issuer | ING Investment Management LLC | 1.02% Subsidiary Loan, Due 1/7/2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.02%
Loans to subsidiaries	8.0	0
Parent Issuer | ING Institutional Plan Services, LLC | 1.02% Subsidiary Loan, Due 1/3/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.02%
Loans to subsidiaries	0	8.0
Parent Issuer | ING Institutional Plan Services, LLC | 1.12% Subsidiary Loan, Due 1/14/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	0	4.0
Parent Issuer | ING North America Insurance Corporation | 0.90% Subsidiary Loan, Due 1/2/2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	0.90%
Loans to subsidiaries	69.8	53.6
Parent Issuer | Lion Connecticut Holdings Inc. | 1.12% Subsidiary Loan, Due 1/03/2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	69.2	0
Parent Issuer | Lion Connecticut Holdings Inc. | 1.12% Subsidiary Loan, Due 1/09/2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	34.5	0
Parent Issuer | Lion Connecticut Holdings Inc. | 1.12% Subsidiary Loan, Due 1/14/2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	21.7	0
Parent Issuer | SLDI | 1.12% Subsidiary Loan, Due 1/7/2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to subsidiaries, rate	1.12%
Loans to subsidiaries	$ 4.0	$ 5.0